ARK ETF Trust
c/o ARK Investment Management LLC
155 West 19th Street, Fifth Floor
New York, NY 10011

February 2, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	ARK ETF Trust (the “Trust”)
File Nos. 333-191019 and 811-22883

Ladies and Gentlemen:

On behalf of the Trust, attached for filing are exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information, contained in the Prospectus, dated September 30, 2014, as supplemented January 22, 2015, and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended.  The purpose of this filing is to submit the data in XBRL format for the Trust.

Any questions or comments regarding this filing should be directed to the undersigned at (646) 668-4138.

Very truly yours,

/s/ Amy Eisenbeis
Amy Eisenbeis
Chief Compliance Officer